Other assets (Tables)	12 Months Ended
Mar. 31, 2020
Assets [Abstract]
Disclosure Of Detailed Information About Other Assets [Text Block]
Other assets consist of the following:

	As of March 31,
	2020		2019
Current
Balances and receivables from statutory authorities (1)	Rs.	4,445	Rs.	4,398
Export benefits receivable (2)		2,652		2,363
Prepaid expenses		950		951
Others (3)		5,755		4,824
	Rs.	13,802	Rs.	12,536
Non-current
Security deposits	Rs.	613	Rs.	562
Others		231		384
	Rs.	844	Rs.	946